Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Schedule of intangible assets

	December 31,	December 31,
(In thousands)	2024	2025
Customer relationships	—	17,698
Brand name	—	10,201
Technology	3,869	6,189
Land use rights	4,932	5,044
Audio - visual license	5,456	5,579
Acquired computer software	3,662	3,953
Others	170	2
Total original costs	18,089	48,666
Less: Accumulated amortization	(9,779)	(13,429)
Less: Accumulated impairment	—	(2,515)
Total	8,310	32,722

Summary of amortization expense recognized

	Years ended December 31
(In thousands)	2023	2024	2025
Cost of revenues	53	781	1,161
Selling and distribution expenses	—	—	1,407
General and administrative expenses	1,048	1,027	943
Research and development expenses	—	—	8
Total	1,101	1,808	3,519

Schedule of estimated aggregate amortization expense

The estimated aggregate amortization expense for each of the next five years as of December 31, 2025 is:

(In thousands)	Intangible assets
2026	3,879
2027	3,324
2028	3,144
2029	3,105
2030 and thereafter	19,270

Schedule of weighted average amortization periods of intangible assets

	December 31,	December 31,
(In year)	2024	2025
Customer relationships	—	10
Brand name	—	15
Technology	5	5
Land use rights	29	29
Audio-visual license	9	9
Acquired computer software	5	5
Others	3	3
Total weighted average amortization periods	10	11